Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:
%
Computers and software	33
Office furniture and equipment	7 – 15